Leases (Details) - Schedule of lease terms and discount rates for all of operating leases	Mar. 31, 2023	Mar. 31, 2022
Minimum [Member]
Leases (Details) - Schedule of lease terms and discount rates for all of operating leases [Line Items]
Weighted average remaining lease term (years)	4 years 7 months 24 days	4 years 6 months 21 days
Weighted average discount rate	5.33%	5.49%
Maximum [Member]
Leases (Details) - Schedule of lease terms and discount rates for all of operating leases [Line Items]
Weighted average remaining lease term (years)	3 years 8 months 12 days	3 years 5 months 1 day
Weighted average discount rate	8.07%	8.07%